NOTE RECEIVABLE (Tables)	9 Months Ended
Sep. 30, 2023
Note Receivable
SCHEDULE OF NOTE RECEIVABLE
Balance at December 31, 2022	$169,300
Repayments	(63,833)
Foreign exchange	(687)
Impairment	(104,780)
Balance at September 30, 2023	-